Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Franklin Short Duration U.S. Government ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Short Duration U.S. Government ETF (NAV)
Average Annual Return, Percent	5.73%	1.84%	1.62%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg U.S. Government (1-3 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government (1-3 Year) Index
Average Annual Return, Percent	5.42%	1.15%	1.50%